UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09054

CREDIT SUISSE OPPORTUNITY FUNDS
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC One Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

John G. Popp One Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	July 1, 2012 to July 31, 2012

Item 1:                   Schedule of Investments

Credit Suisse Floating Rate High Income Fund

Schedule of Investments

July 31, 2012 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
BANK LOANS (81.7%)
Aerospace & Defense (0.6%)
$59	AM General#	(NR, NR)	09/28/12	0.246	$56,192
881	AM General#	(NR, NR)	09/30/13	3.219	835,116
1,461	API Technologies Corp.#	(B+, B2)	06/27/16	8.750	1,468,199
					2,359,507
Airlines (1.4%)
593	Delta Air Lines, Inc.#	(BB-, Ba2)	03/07/16	4.250	586,575
1,357	Delta Air Lines, Inc.#	(BB-, Ba2)	04/20/17	5.500	1,362,509
2,210	United Air Lines, Inc.#	(BB-, Ba3)	02/01/14	2.250	2,171,768
986	US Airways Group, Inc.#	(B+, B3)	03/21/14	2.746	947,716
					5,068,568
Auto Loans (0.1%)
452	Capital Automotive LP#	(B+, Ba3)	03/11/17	5.250	452,935

Auto Parts & Equipment (1.3%)
1,000	Delphi Corp.#	(BBB, Baa2)	03/31/17	3.500	1,002,500
1,975	Federal-Mogul Corp.#	(B+, Ba3)	12/29/14	2.188	1,883,156
756	Federal-Mogul Corp.#	(B+, Ba3)	12/28/15	2.188	720,673
1,240	The Goodyear Tire & Rubber Co.#	(NR, NR)	07/31/14	2.500	1,211,619
					4,817,948
Automakers (0.6%)
1,991	Chrysler Group LLC#	(BB, Ba2)	05/24/17	6.000	2,026,426

Automotive (1.6%)
2,492	HHI Holdings LLC#	(B+, B2)	03/21/17	7.000	2,504,913
742	KAR Auction Services, Inc.#	(BB-, Ba3)	05/19/17	5.000	748,432
2,500	Schaeffler AG#	(B, B1)	01/27/17	6.000	2,512,500
					5,765,845
Banking (1.5%)
992	Citco III Ltd.#	(NR, NR)	06/29/18	5.500	984,110
2,315	First American Payment Systems LP#	(B+, B1)	11/01/16	6.750	2,326,878
2,300	Ocwen Financial Corp.#	(B, B1)	09/01/16	7.000	2,322,908
					5,633,896
Building & Construction (0.4%)
1,572	LNR Property LLC#	(BB+, Ba2)	04/29/16	4.750	1,574,951

Building Materials (0.2%)
594	Nortek, Inc.#	(BB-, B1)	04/26/17	6.250	599,925

Chemicals (5.9%)
1,995	Ascend Performance Materials Operations LLC#	(NR, NR)	04/10/18	6.750	1,982,531
864	AZ Chem US, Inc.#	(BB-, Ba3)	12/22/17	7.250	870,235
600	Chemtura Corp.#	(BB+, Ba1)	08/29/16	5.500	603,600
1,135	Cristal Inorganic Chemicals US, Inc.#	(B+, B1)	11/15/14	6.211	1,134,217
2,744	Harko C.V.#	(BB-, Ba2)	08/02/17	5.750	2,746,516
2,000	Kronos Worldwide, Inc.#	(BB-, Ba3)	06/13/18	5.750	2,006,230
2,435	Momentive Performance Materials#	(B+, B1)	05/05/15	3.750	2,311,358
1,568	Momentive Specialty Chemicals, Inc.#	(B-, Ba3)	05/05/15	4.000	1,538,892
672	Momentive Specialty Chemicals, Inc.#	(B-, Ba3)	05/05/15	4.250	659,064
497	Omnova Solutions, Inc.#	(B+, Ba2)	05/31/17	5.500	499,962
995	Polyone Corp.#	(BB-, Ba1)	12/20/17	5.000	1,001,468
495	Potters Holdings II LP#	(B, Ba3)	05/06/17	6.000	492,114
1,001	PQ Corp.#	(B+, B3)	07/30/14	3.996	977,539
495	Trinseo Materials Operating S.C.A.#	(B+, B1)	08/02/17	8.000	460,841
643	Tronox Pigments BV#	(NR, Ba2)	02/08/18	4.250	632,414
2,357	Tronox Pigments BV#	(BB+, Ba2)	02/08/18	4.250	2,318,851
1,496	Vantage Specialties, Inc.#	(B, B2)	02/10/18	7.000	1,498,128
					21,733,960

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
BANK LOANS
Computer Hardware (0.3%)
$1,176	Spansion LLC#	(BB+, Ba3)	02/09/15	4.750	$1,181,479

Consumer Products (2.6%)
2,000	FGI Operating Company LLC#	(B+, Ba3)	04/19/19	5.500	2,009,380
1,492	Huish Detergents, Inc.#	(B, Ba3)	04/26/14	2.250	1,417,539
2,801	NBTY, Inc.#	(BB-, Ba3)	10/02/17	4.250	2,810,998
2,741	Prestige Brands, Inc.#	(BB-, Ba3)	01/31/19	5.250	2,766,539
424	Ranpak Corp.#	(BB-, Ba3)	04/20/17	4.750	422,385
					9,426,841
Consumer/Commercial/Lease Financing (1.2%)
2,750	AWAS Finance Luxembourg 2012 S.A.#	(BBB-, Ba2)	07/16/18	5.750	2,753,438
1,600	Springleaf Financial Funding Co.#	(CCC+, B3)	05/10/17	5.500	1,534,328
					4,287,766
Discount Stores (0.1%)
505	Dollar General Corp.#	(BBB-, Ba2)	07/07/14	2.996	507,269

Diversified Capital Goods (1.5%)
456	Douglas Dynamics L.L.C.#	(BB, B1)	04/18/18	5.750	450,528
2,325	Electrical Components International, Inc.#	(B+, B1)	02/04/17	6.750	2,197,333
924	Husky Injection Molding Systems Ltd.#	(B, Ba3)	07/02/18	6.500	928,883
438	MX Mercury Beteilegungen GMBH#	(B, B2)	06/28/13	3.353	397,449
1,452	TriMas Co. LLC#	(BB, Ba2)	06/21/17	4.250	1,453,489
					5,427,682
Electric - Generation (1.3%)
1,995	Covanta Energy Corp.#	(BB+, Ba1)	03/28/19	4.000	1,994,751
469	NexTag, Inc.#	(BB-, B1)	01/28/16	7.000	454,016
600	Texas Competitive Electric Holdings Co. LLC#	(CCC, B2)	10/10/14	3.746	420,471
3,000	Texas Competitive Electric Holdings Co. LLC#	(CCC, B2)	10/10/17	4.746	1,916,595
					4,785,833
Electric-Distribution/Transportation (0.5%)
2,000	Generac Power Systems, Inc.#	(B+, B2)	05/30/18	6.250	2,008,920

Electronics (3.3%)
953	Eastman Kodak Co.#	(NR, NR)	07/20/13	8.500	953,724
1,500	Freescale Semiconductor, Inc.#	(B, B1)	12/01/16	4.495	1,414,500
1,000	Mitel Networks Corp.#	(NR, B1)	08/16/14	3.496	993,724
1,995	NXP Funding LLC#	(B+, B3)	03/19/19	5.250	1,992,506
2,441	Presidio, Inc.#	(B+, Ba3)	03/31/17	7.250	2,462,081
2,000	Shield Finance Co. Sàrl#	(B+, B2)	05/10/19	6.500	1,982,500
1,470	TriZetto Group, Inc.#	(B, B1)	05/02/18	4.750	1,435,618
744	Verint Systems, Inc.#	(B+, B1)	10/27/17	4.500	741,104
					11,975,757
Energy - Exploration & Production (0.6%)
533	Delphi Acquisition Holding I BV#	(CCC-, B1)	07/11/16	4.746	493,333
267	Delphi Acquisition Holding I BV#	(NR, B1)	07/11/16	4.746	246,667
1,601	Varel Funding Corp.#	(CCC+, NR)	11/05/14	6.467	1,569,364
					2,309,364
Environmental (0.8%)
585	EnviroSolutions Real Property Holdings, Inc.#	(CCC-, Caa1)	07/29/14	8.000	580,044
1,989	Safety-Kleen Systems, Inc.#	(BB-, B1)	02/21/17	5.000	1,979,253
492	Waste Industries USA, Inc.#	(B+, B1)	03/17/17	4.750	492,511
					3,051,808
Food & Drug Retailers (1.8%)
2,285	BJ’s Wholesale Club, Inc.#	(B+, B1)	09/28/18	5.250	2,300,948
1,500	Holding Bercy Investissement S.C.A.#	(NR, NR)	12/31/17	5.165	1,823,467
1,596	Rite Aid Corp.#	(B+, B2)	03/03/18	4.500	1,578,404

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
BANK LOANS
Food & Drug Retailers
$1,000	Sprouts Farmers Markets Holdings LLC#	(B+, B2)	04/18/18	6.000	$994,165
					6,696,984
Food - Wholesale (3.7%)
1,919	Burger King Corp.#	(BB-, Ba3)	10/19/16	4.500	1,926,715
2,164	Del Monte Foods Co.#	(B, Ba3)	03/08/18	4.500	2,120,475
2,198	JBS USA LLC#	(BB, Ba3)	05/25/18	4.250	2,181,645
1,995	Pinnacle Foods Finance LLC#	(B+, Ba3)	10/17/18	4.750	1,990,013
2,500	The Pantry, Inc.#	(BB-, B1)	07/26/19	5.750	2,511,462
2,986	US Foods, Inc.#	(B, B3)	03/31/17	5.750	2,852,664
					13,582,974
Gaming (1.6%)
2,494	Affinity Gaming LLC#	(BB, Ba3)	11/09/17	5.500	2,503,102
456	CCM Merger, Inc.#	(B+, B2)	03/01/17	6.000	452,122
1,000	CKX Entertainment, Inc.#	(B+, B1)	06/21/17	9.000	810,000
1,995	Pinnacle Entertainment, Inc.#	(BB+, Ba1)	03/19/19	4.000	1,996,865
					5,762,089
Health Facilities (1.3%)
2,000	Iasis Healthcare LLC#	(B, Ba3)	05/03/18	5.000	2,001,250
1,992	Surgical Care Affiliates LLC#	(B, Ba3)	12/29/17	4.461	1,945,116
990	United Surgical Partners International, Inc.#	(B, B1)	04/19/17	5.250	984,771
					4,931,137
Health Services (4.5%)
1,995	Aptalis Pharma, Inc.#	(B+, B1)	02/10/17	5.500	1,967,569
702	Ardent Medical Services, Inc.#	(B, B1)	09/15/15	6.500	702,424
475	Capsugel Holdings US, Inc.#	(BB-, B1)	08/01/18	4.000	478,070
494	Catalent Pharma Solutions, Inc.#	(BB-, Ba3)	09/15/16	4.246	493,662
995	Catalent Pharma Solutions, Inc.#	(BB-, Ba3)	09/15/17	5.250	999,673
2,485	ConvaTec, Inc.#	(B+, Ba3)	12/22/16	5.750	2,500,176
247	Drumm Investors LLC#	(B+, B1)	05/04/18	5.000	238,985
2,494	Emdeon, Inc.#	(BB-, Ba3)	11/02/18	5.000	2,503,538
1,244	Health Management Associates, Inc.#	(BB-, Ba3)	11/16/18	4.500	1,245,821
495	Inventiv Health, Inc.#	(B+, B1)	05/15/18	6.750	468,703
746	Kinetic Concepts, Inc.#	(BB-, Ba2)	05/04/18	7.000	758,190
1,240	Onex Carestream Finance LP#	(BB-, B1)	02/25/17	5.000	1,204,622
491	Surgery Center Holdings, Inc.#	(B, B1)	02/06/17	6.500	488,785
2,308	Warner Chilcott Corp.#	(BBB-, Ba3)	03/15/18	4.250	2,313,243
					16,363,461
Insurance Brokerage (1.3%)
979	Alliant Holdings I, Inc.#	(B-, B2)	08/21/14	3.461	972,160
603	Alliant Holdings I, Inc.#	(B-, B2)	08/21/14	6.750	604,920
2,037	HUB International Ltd.#	(B+, B1)	06/13/17	4.746	2,032,002
1,237	USI Holdings Corp.#	(B, B1)	05/05/14	2.750	1,226,774
					4,835,856
Investments & Misc. Financial Services (1.5%)
2,000	AlixPartners LLP#	(B+, NR)	06/28/19	6.500	1,993,340
478	BNY ConvergEX Group LLC#	(B+, B2)	12/18/17	5.250	467,027
500	BNY ConvergEX Group LLC#	(B-, B3)	12/19/16	5.250	478,335
1,975	LPL Holdings, Inc.#	(BB-, Ba2)	03/29/17	2.746	1,919,453
496	U.S. Security Associates Holdings, Inc.#	(B, Ba3)	07/28/17	6.000	497,592
					5,355,747
Leisure (4.4%)
2,244	Alpha Topco Ltd.#	(B+, Ba3)	04/28/17	5.750	2,254,172

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
BANK LOANS
Leisure
$2,581	ClubCorp Club Operations, Inc.#	(BB, Ba2)	11/30/16	6.000	$2,597,039
3,399	Deluxe Entertainment Services Group, Inc.#	(B, B1)	07/03/17	8.000	3,364,791
2,000	Legendary Pictures Funding LLC#	(NR, NR)	03/29/18	9.000	1,930,000
2,494	Seaworld Parks & Entertainment, Inc.#	(BB-, Ba3)	08/17/17	4.000	2,492,883
3,200	Six Flags Theme Parks, Inc.#	(BB+, B1)	12/20/18	4.250	3,201,424
138	Technicolor SA#	(B-, B3)	05/26/16	7.000	126,792
333	Technicolor SA#	(B-, B3)	05/26/17	8.000	306,327
					16,273,428
Life-Insurance (0.4%)
741	Aveta, Inc.#	(B+, B1)	04/04/17	8.500	742,940
741	Aveta, Inc.#	(B+, NR)	04/04/17	8.500	742,939
					1,485,879
Machinery (0.5%)
1,493	Colfax Corp.#	(BB+, Ba2)	01/11/19	4.500	1,497,888
489	Pro Mach, Inc.#	(B+, B2)	07/06/17	6.250	488,427
					1,986,315
Media - Broadcast (4.3%)
1,479	Barrington Broadcasting Group LLC#	(B, B2)	06/14/17	7.500	1,493,087
1,995	Cequel Communications LLC#	(BB-, Ba2)	02/14/19	4.000	1,982,761
614	FoxCo Acquisition Sub LLC#	(BB, B1)	07/14/15	4.750	614,986
991	IMG Worldwide, Inc.#	(B+, Ba2)	06/16/16	5.500	990,001
995	LIN Television Corp.#	(BB-, Ba3)	12/21/18	5.000	1,000,597
942	Local TV Finance LLC#	(BB-, B1)	05/07/15	4.250	934,872
488	Midcontinent Communications#	(B+, B1)	12/31/16	5.250	486,405
992	Nielsen Finance LLC#	(BB+, Ba2)	05/02/16	3.496	992,331
1,995	Rovi Guides, Inc.#	(BB, Ba2)	03/29/19	4.000	1,920,187
2,747	TWCC Holding Corp.#	(BB-, Ba3)	02/13/17	4.250	2,756,685
2,000	UPC Financing Partnership#	(NR, Ba3)	12/31/16	3.903	2,437,126
					15,609,038
Media - Cable (0.7%)
1,995	Bragg Communications, Inc.#	(BB, NR)	02/28/18	4.000	1,996,656
600	CCO Holdings LLC#	(BB+, Ba2)	09/06/14	2.746	598,314
					2,594,970
Media - Diversified (0.1%)
215	Flint Group Holdings Sàrl #	(B-, B2)	06/30/16	7.724	175,908
278	Flint Group Holdings Sàrl #	(B-, B2)	12/31/16	7.224	204,054
					379,962
Medical Products (2.1%)
2,500	Boston Luxembourg III Sàrl #	(B+, Ba3)	06/03/19	6.000	2,515,625
1,989	Grifols, Inc.#	(NR, Ba3)	06/01/17	4.500	1,990,630
3,000	Hologic, Inc.#	(BBB-, Ba2)	08/01/19	4.500	3,022,500
					7,528,755
Metals & Mining - Excluding Steel (0.8%)
2,000	Arch Coal, Inc.#	(BB, Ba3)	05/16/18	5.750	1,970,420
993	Novelis, Inc.#	(BB-, Ba2)	03/10/17	4.000	987,910
					2,958,330
Packaging (3.2%)
928	Anchor Glass Container Corp.#	(NR, NR)	03/02/16	6.000	932,372
1,366	Berry Plastics Holding Corp.#	(B, B1)	04/03/15	2.246	1,338,954
847	BWAY Holding Co.#	(B, Ba3)	02/23/18	4.500	847,616
515	Evergreen Tank Solutions, Inc.#	(B-, B2)	04/04/14	4.218	499,146
1,985	Exopack LLC#	(B, B2)	05/31/17	6.500	1,986,622
2,500	Kleopatra Acquisition Corp.#	(B, Ba3)	12/21/16	6.750	2,508,600
2,445	Sealed Air Corp.#	(BB+, Ba1)	10/03/18	4.750	2,477,664

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
BANK LOANS
Packaging
$995	Unifrax Holding Co.#	(B+, B2)	11/28/18	6.500	$1,006,194
					11,597,168
Pharmaceuticals (1.3%)
2,000	Jazz Pharmaceuticals, Inc.#	(BBB-, Ba3)	06/12/18	5.250	1,998,750
2,246	RPI Finance Trust#	(BBB-, Baa2)	11/09/18	4.000	2,245,126
684	Warner Chilcott Corp.#	(BBB-, Ba3)	03/15/18	4.250	685,405
					4,929,281
Printing & Publishing (1.0%)
314	F & W Media, Inc.#	(NR, NR)	06/09/14	7.750	293,245
176	F & W Media, Inc.#	(NR, NR)	12/09/14	15.000	123,216
1,036	Harland Clarke Holdings Corp.#	(B+, B1)	06/30/17	5.539	931,758
1,989	Wenner Media LLC#	(NR, NR)	10/02/13	1.996	1,628,113
2,896	Yell Group PLC#	(B-, B2)	07/31/14	3.996	810,772
					3,787,104
Real Estate Investment Trusts (1.2%)
1,714	iStar Financial, Inc.#	(BB-, B1)	06/28/13	5.000	1,715,508
1,750	iStar Financial, Inc.#	(BB-, B2)	06/30/14	7.000	1,752,809
1,000	Spirit Realty Capital, Inc.#	(CCC+, Ca)	08/01/13	3.782	973,000
					4,441,317
Restaurants (2.5%)
1,995	Landry’s, Inc.#	(B+, B1)	04/24/18	6.500	2,003,898
499	NPC International, Inc.#	(B, Ba3)	12/28/18	5.250	501,635
200	OSI Restaurant Partners LLC#	(BB-, B3)	06/14/13	0.069	198,309
2,378	OSI Restaurant Partners LLC#	(BB-, B3)	06/14/14	2.563	2,357,591
954	Restaurant Holding Co. LLC#	(B-, B3)	02/17/17	9.000	958,615
3,000	Wendy’s International, Inc.#	(BB-, B1)	05/15/19	4.750	3,013,500
					9,033,548
Software/Services (5.6%)
1,313	AVG Technologies N.V.#	(B+, B1)	03/15/16	7.500	1,292,812
1,198	First Data Corp.#	(B+, B1)	03/24/17	5.247	1,163,128
939	First Data Corp.#	(B+, B1)	03/26/18	4.247	876,530
493	Flexera Software LLC#	(B, B2)	09/30/17	7.500	494,347
250	Flexera Software LLC#	(CCC+, Caa2)	09/30/18	11.000	251,250
1,913	On Assignment, Inc.#	(BB-, Ba3)	05/15/19	5.000	1,904,421
995	Open Solutions, Inc.#	(B+, B1)	01/23/14	2.575	951,306
2,000	Paradigm Ltd.#	(NR, NR)	07/30/19	0.000	1,982,810
1,936	Safenet, Inc.#	(B+, B1)	04/12/14	2.745	1,904,482
400	Serena Software, Inc.#	(B+, B1)	03/10/16	4.246	392,000
1,000	Serena Software, Inc.#	(B+, B1)	03/10/16	5.000	995,000
2,139	SS&C Technologies, Inc.#	(BB-, Ba3)	06/07/19	5.000	2,138,750
221	SS&C Technologies, Inc.#	(NR, Ba3)	06/07/19	5.000	221,250
744	SSI Investments II Ltd.#	(BB-, Ba3)	05/26/17	6.500	752,749
1,071	SunGard Data Systems, Inc.#	(BB, Ba3)	02/28/17	3.996	1,069,114
1,995	US FT Holdco, Inc.#	(B+, B1)	11/30/17	7.500	2,000,815
2,053	Web.com Group, Inc.#	(B, Ba3)	10/27/17	7.000	2,037,675
					20,428,439
Specialty Retail (4.0%)
3,239	99 Cents Only Stores#	(B+, B2)	01/11/19	5.250	3,252,462
720	Claire’s Stores, Inc.#	(B, B3)	05/29/14	2.996	688,857
1,000	Michaels Stores, Inc.#	(BB-, B1)	07/31/16	5.000	1,007,190
2,000	National Vision, Inc.#	(BB-, B1)	07/15/18	5.750	1,970,000
3,000	Party City Holdings, Inc.	(BBB-, Ba2)	07/27/19	5.750	3,010,080
1,214	Pilot Travel Centers LLC#	(BB, Ba2)	03/30/18	4.250	1,210,793
2,073	SSP Financing Ltd.#	(NR, NR)	06/15/16	2.341	1,818,955
742	Toys ‘R’ Us-Delaware, Inc.#	(B+, B1)	09/01/16	6.000	706,246
925	Toys ‘R’ Us-Delaware, Inc.#	(B+, B1)	05/25/18	5.250	863,936
					14,528,519

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
BANK LOANS
Steel Producers/Products (0.6%)
$2,354	JMC Steel Group, Inc.#	(BB, B1)	04/01/17	4.750	$2,360,163

Support-Services (0.6%)
1,485	Aramark Canada Ltd.#	(BB, Ba3)	01/26/14	2.336	1,483,327
486	EnergySolutions LLC#	(BB-, B1)	08/15/16	6.250	450,186
298	Sabre, Inc.#	(B, B1)	12/29/17	5.996	291,935
					2,225,448
Telecom - Integrated/Services (2.3%)
792	Cellular South, Inc.#	(NR, NR)	07/27/17	4.500	788,369
2,434	Intelsat Jackson Holdings S.A.#	(BB-, B1)	04/02/18	5.250	2,441,431
2,349	Neustar, Inc.#	(BBB-, Ba2)	11/08/18	5.000	2,357,892
3,000	Zayo Group LLC#	(B, B1)	07/02/19	7.125	2,940,000
					8,527,692
Telecom - Wireless (0.9%)
1,493	Crown Castle Operating Co.#	(B+, Ba3)	01/31/19	4.000	1,491,448
1,741	MetroPCS Wireless, Inc.#	(BB, Ba1)	03/19/18	4.000	1,737,093
					3,228,541
Telecommunications Equipment (1.6%)
808	Avaya, Inc.#	(B, B1)	10/24/14	3.217	750,725
496	Avaya, Inc.#	(B, B1)	10/26/17	4.967	432,682
1,589	Commscope, Inc.#	(NR, NR)	01/14/18	4.250	1,589,281
3,000	Telesat Canada#	(BB-, Ba3)	03/28/19	4.250	3,000,840
					5,773,528
Textiles & Apparel (1.1%)
1,500	Choo Luxury Finance Ltd.#	(NR, NR)	06/28/18	4.477	1,405,320
2,500	Wolverine World Wide, Inc.#	(BB, Ba2)	07/31/19	4.750	2,513,275
					3,918,595
Theaters & Entertainment (1.0%)
1,995	AMC Entertainment, Inc.#	(BB-, Ba2)	02/22/18	4.250	1,991,259
1,817	Live Nation Entertainment, Inc.#	(BB-, Ba2)	11/07/16	4.500	1,815,366
					3,806,625
TOTAL BANK LOANS (Cost $297,161,791)					299,927,573

CORPORATE BONDS (9.9%)
Airlines (0.6%)
2,000	Continental Airlines, Inc., Rule 144A, Senior Secured Notes (Callable 09/15/12 @ 105.06)‡	(BB-, Ba2)	09/15/15	6.750	2,090,000

Auto Parts & Equipment (0.8%)
2,450	Affinia Group, Inc., Rule 144A, Senior Secured Notes (Callable 08/31/12 @ 108.06)‡	(B+, B1)	08/15/16	10.750	2,661,313
275	Stoneridge, Inc., Rule 144A, Senior Secured Notes (Callable 10/15/14 @ 104.75)‡	(BB-, B2)	10/15/17	9.500	287,031
					2,948,344
Building & Construction (0.1%)
211	Ashton Woods Finance Co., Rule 144A, Company Guaranteed Notes (Callable 02/24/14 @ 105.50)+‡	(NR, NR)	06/30/15	11.000	198,679
91	William Lyon Homes, Inc., Global Notes	(NR, NR)	02/25/17	12.000	85,026
					283,705
Building Materials (0.1%)
300	Headwaters, Inc., Global Secured Notes (Callable 04/01/15 @ 103.81)	(B+, B2)	04/01/19	7.625	301,125

Chemicals (0.5%)
1,500	Ineos Finance PLC, Rule 144A, Senior Secured Notes (Callable 02/15/15 @ 102.00)#‡€	(B+, B1)	02/15/19	7.250	1,828,852

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
CORPORATE BONDS
Computer Hardware (0.2%)
$700	Spansion LLC, Global Company Guaranteed Notes (Callable 11/15/13 @ 103.94)	(BB-, B3)	11/15/17	7.875	$675,500

Diversified Capital Goods (0.6%)
200	Belden, Inc., Global Company Guaranteed Notes (Callable 03/15/13 @ 102.33)	(B+, Ba2)	03/15/17	7.000	208,250
225	Belden, Inc., Global Company Guaranteed Notes (Callable 06/15/14 @ 104.63)	(B+, Ba2)	06/15/19	9.250	248,625
1,500	Mueller Water Products, Inc., Global Company Guaranteed Notes (Callable 09/01/15 @ 104.38)§	(NR, B2)	09/01/20	8.750	1,683,750
					2,140,625
Electronics (0.1%)
250	MEMC Electronic Materials, Inc., Global Company Guaranteed Notes (Callable 04/01/14 @ 105.81)	(B+, Caa1)	04/01/19	7.750	195,625

Energy - Exploration & Production (0.6%)
525	Energy Partners Ltd., Global Company Guaranteed Notes (Callable 02/15/15 @ 104.13)§	(B-, Caa1)	02/15/18	8.250	525,000
500	Linn Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 11/01/15 @ 103.13)‡	(B, B2)	11/01/19	6.250	495,625
700	McMoRan Exploration Co., Company Guaranteed Notes (Callable 11/15/12 @ 104.94)	(B-, Caa1)	11/15/14	11.875	733,250
325	Oasis Petroleum, Inc., Global Company Guaranteed Notes (Callable 02/01/15 @ 103.63)§	(B, B3)	02/01/19	7.250	339,625
					2,093,500
Forestry & Paper (0.0%)
200	Stone & Webster, Inc.*	(NR, NR)	07/02/13	0.000	4,750

Gaming (1.4%)
325	Buffalo Thunder Development Authority, Rule 144A, Senior Secured Notes (Callable 12/15/12 @ 100.00)ø‡	(NR, NR)	12/15/14	9.375	121,875
197	Choctaw Resort Development Enterprise, Rule 144A, Senior Notes (Callable 11/15/12 @ 102.42)‡	(B, Caa1)	11/15/19	7.250	164,495
210	Fontainebleau Las Vegas Holdings LLC, Rule 144A, Second Mortgage Notes (Callable 08/31/12 @ 102.56)ø‡	(NR, NR)	06/15/15	10.250	394
850	Greektown Superholdings, Inc., Series A, Global Secured Notes (Callable 01/01/13 @ 106.50)	(NR, NR)	07/01/15	13.000	928,625
500	Greektown Superholdings, Inc., Series B, Global Secured Notes (Callable 01/01/13 @ 106.50)	(NR, NR)	07/01/15	13.000	546,250
700	Jacobs Entertainment, Inc., Global Company Guaranteed Notes (Callable 08/31/12 @ 100.00)	(B-, Caa1)	06/15/14	9.750	686,000
59	Majestic Star Casino LLC, Rule 144A, Senior Notes‡	(NR, NR)	12/01/16	12.500	52,375
200	Peninsula Gaming LLC, Global Company Guaranteed Notes (Callable 08/15/13 @ 105.38)	(B, Caa1)	08/15/17	10.750	228,750
275	Peninsula Gaming LLC, Global Secured Notes (Callable 08/15/12 @ 104.19)	(BB, Ba3)	08/15/15	8.375	288,750
1,975	Seminole Hard Rock Entertainment, Inc., Rule 144A, Senior Secured Notes#‡	(BB, B2)	03/15/14	2.968	1,945,375
175	Tropicana Finance Corp., Global Senior Subordinated Notes (Callable 12/15/12 @ 100.00)ø^	(NR, NR)	12/15/14	9.625	17
300	Tunica-Biloxi Gaming Authority, Rule 144A, Senior Unsecured Notes (Callable 11/15/12 @ 101.60)‡	(B+, B3)	11/15/15	9.000	288,000
					5,250,906
Gas Distribution (0.4%)
1,000	Genesis Energy LP, Rule 144A, Senior Unsecured Notes (Callable 12/15/14 @ 103.94)‡§	(NR, B2)	12/15/18	7.875	1,055,000
500	Holly Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 03/01/16 @ 103.25)‡	(BB-, B1)	03/01/20	6.500	523,750
					1,578,750

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
CORPORATE BONDS
Health Services (0.0%)
$150	inVentiv Health, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/14 @ 105.00)‡	(CCC, Caa2)	08/15/18	10.000	$124,500

Insurance Brokerage (0.3%)
1,050	USI Holdings Corp., Rule 144A, Company Guaranteed Notes#‡	(CCC, Caa1)	11/15/14	4.342	992,250

Investments & Misc. Financial Services (0.1%)
500	Icahn Enterprises LP, Company Guaranteed Notes#	(NR, NR)	08/15/13	4.000	502,200

Machinery (0.2%)
675	CPM Holdings, Inc., Global Senior Secured Notes (Callable 09/01/12 @ 105.31)	(B+, B2)	09/01/14	10.625	718,875

Media - Broadcast (0.1%)
500	Mission Broadcasting, Inc., Global Secured Notes (Callable 04/15/14 @ 104.44)§	(B, B3)	04/15/17	8.875	532,500

Media - Cable (0.0%)
150	Unitymedia NRW GmbH, Rule 144A, Senior Secured Notes (Callable 03/15/15 @ 103.75)‡	(BB-, Ba3)	03/15/19	7.500	159,718

Media - Services (0.5%)
1,500	WMG Acquisition Corp., Global Senior Secured Notes (Callable 06/15/13 @ 104.75)§	(BB-, Ba2)	06/15/16	9.500	1,655,625

Metals & Mining - Excluding Steel (1.1%)
2,461	Noranda Aluminium Acquisition Corp., Global Company Guaranteed Notes#	(B-, B3)	05/15/15	4.730	2,362,879
150	Old AII, Inc., Global Company Guaranteed Notes (Callable 12/15/12 @ 100.00)ø	(NR, NR)	12/15/14	9.000	15
250	Old AII, Inc., Global Company Guaranteed Notes (Callable 12/15/12 @ 103.33)ø	(NR, NR)	12/15/16	10.000	25
1,500	Quadra FNX Mining Ltd., Rule 144A, Company Guaranteed Notes (Callable 06/15/15 @ 103.88)‡	(BB-, B1)	06/15/19	7.750	1,560,000
					3,922,919
Oil Field Equipment & Services (0.5%)
700	Cie Generale de Geophysique - Veritas, Global Company Guaranteed Notes (Callable 06/01/16 @ 103.25)§	(BB-, Ba3)	06/01/21	6.500	724,500
575	Frac Tech Finance, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/14 @ 103.56)‡	(BB-, Ba3)	11/15/18	8.125	586,500
275	Parker Drilling Co., Global Company Guaranteed Notes (Callable 04/01/14 @ 104.56)	(B+, B1)	04/01/18	9.125	296,312
340	Pioneer Drilling Co., Global Company Guaranteed Notes (Callable 03/15/14 @ 104.94)	(B+, B3)	03/15/18	9.875	367,200
					1,974,512
Oil Refining & Marketing (0.2%)
175	Coffeyville Finance, Inc., Rule 144A, Secured Notes (Callable 04/01/13 @ 108.16)‡§	(B+, B1)	04/01/17	10.875	195,562
350	Northern Tier Finance Corp., Global Senior Secured Notes (Callable 12/01/13 @ 107.88)	(BB-, B1)	12/01/17	10.500	382,375
					577,937
Packaging (0.3%)
0	BWAY Parent Co., Inc., Global Senior Unsecured Notes (Callable 11/01/12 @ 105.00)(1)	(CCC+, Caa1)	11/01/15	10.875	68
1,050	Clondalkin Acquisition BV, Rule 144A, Secured Notes#‡	(B, B2)	12/15/13	2.468	955,500
					955,568
Printing & Publishing (0.1%)
242	The Reader’s Digest Association, Inc., Global Senior Secured Notes (Callable 02/15/13 @ 104.00)#	(CCC, B3)	02/15/17	9.500	189,970

Real Estate Development & Management (0.1%)
425	Icahn Enterprises LP, Rule 144A, Company Guaranteed Notes#‡	(NR, NR)	08/15/13	4.000	426,870

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
CORPORATE BONDS
Real Estate Investment Trusts (0.1%)
$500	CNL Lifestyle Properties, Inc., Global Company Guaranteed Notes (Callable 04/15/15 @ 103.63)§	(B+, Ba3)	04/15/19	7.250	$462,500

Support-Services (0.5%)
500	CoreLogic, Inc., Global Company Guaranteed Notes (Callable 06/01/16 @ 103.63)	(B+, Ba3)	06/01/21	7.250	538,750
1,000	H&E Equipment Services, Inc., Global Company Guaranteed Notes (Callable 09/04/12 @ 102.79)	(BB-, B3)	07/15/16	8.375	1,033,750
400	Sotheby’s, Global Company Guaranteed Notes	(BB, Ba3)	06/15/15	7.750	436,000
					2,008,500
Telecom - Integrated/Services (0.0%)
100	Hellas Telecommunications II SCA, Rule 144A, Subordinated Notes#^ø‡	(NR, NR)	01/15/15	6.039	0

Textiles & Apparel (0.0%)
275	IT Holding Finance SA, Rule 144A, Company Guaranteed Notesø‡€	(NR, NR)	11/15/12	9.875	3,471

Theaters & Entertainment (0.4%)
1,000	AMC Entertainment, Inc., Global Company Guaranteed Notes (Callable 12/01/15 @ 104.88)	(CCC+, Caa1)	12/01/20	9.750	1,090,000
500	National CineMedia LLC, Senior Unsecured Notes (Callable 07/15/16 @ 103.94)§	(B, B2)	07/15/21	7.875	541,250
					1,631,250
Transportation - Excluding Air/Rail (0.0%)
150	Navios Maritime Holdings Finance II US, Inc., Global Company Guaranteed Notes (Callable 02/15/15 @ 104.06)	(B+, B3)	02/15/19	8.125	130,500
TOTAL CORPORATE BONDS (Cost $37,316,683)					36,361,347

ASSET BACKED SECURITIES (1.3%)
Collateralized Debt Obligations (1.3%)
2,000	Atlantis Funding Ltd.#	(BBB+, A1)	11/20/15	4.717	1,969,973
750	Gale Force CLO Ltd., Rule 144A#‡	(BBB+, Baa2)	11/15/17	2.317	609,132
500	Hewett’s Island CDO, Ltd., Rule 144A#‡	(BBB+, Baa1)	06/09/19	1.268	375,776
2,000	Riverside Park CLO Ltd.#	(BBB, NR)	09/27/21	3.218	1,649,767
TOTAL ASSET BACKED SECURITIES (Cost $4,624,918)					4,604,648

Number of Shares

COMMON STOCKS (0.1%)
Automotive (0.0%)
588	Safelite Realty Corp.*^				0

Building & Construction (0.0%)
53,871	William Lyon Homes, Inc.*				48,484

Chemicals (0.1%)
9,785	Huntsman Corp.				123,780

Forestry & Paper (0.0%)
3,000	Resolute Forest Products*§				27,540

Gaming (0.0%)
10,150	Majestic Holdco LLC				20,300

Health Services (0.0%)
22	Magellan Health Services, Inc.*§				1,060

Printing & Publishing (0.0%)
554	Dex One Corp.*§				609
1,131	F & W Media, Inc.*				707

Number of Shares				Value
COMMON STOCKS
Printing & Publishing
355	SuperMedia, Inc.*			$817
				2,133
TOTAL COMMON STOCKS (Cost $610,731)				223,297

WARRANT (0.0%)
Printing & Publishing (0.0%)
1,673	The Readers Digest Association, Inc., strike price $0.00, expires 02/19/14 (Cost $0)*			0

SHORT-TERM INVESTMENTS (13.5%)
4,707,849	State Street Navigator Prime Portfolio, 0.28% §§			4,707,849

Par (000)		Maturity	Rate%

$45,056	State Street Bank and Trust Co. Euro Time Deposit	08/01/12	0.010	45,056,000

TOTAL SHORT-TERM INVESTMENTS (Cost $49,763,849)				49,763,849

TOTAL INVESTMENTS AT VALUE (106.5%) (Cost $389,477,972)				390,880,714

LIABILITIES IN EXCESS OF OTHER ASSETS (-6.5%)				(23,702,574)

NET ASSETS (100.0%)				$367,178,140

INVESTMENT ABBREVIATION

NR = Not Rated

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
‡

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2012, these securities amounted to a value of $17,702,043 or 4.8% of net assets.

€	This security is denominated in Euro.
^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
(1)	Par value of security held is less than 1,000.
#	Variable rate obligations — The interest rate is the rate as of July 31, 2012.
+	Step Bond — The interest rate is as of July 31, 2012 and will reset at a future date.
ø	Bond is currently in default.
*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at July 31, 2012.

At July 31, 2012, Open Forward Foreign Currency Contract was as follows:

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)

USD	9,066,848	EUR	7,452,000	10/19/2012	Morgan Stanley	$(9,066,848)	$(9,186,422)	$(119,574)

Currency Abbreviations:

EUR = Euro

USD = United States Dollar

SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Equity investments are generally categorized as Level 1. Investments in open-end investment companies are valued at their net asset value each business day and are generally categorized as Level 1. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Debt securities are generally categorized as Level 2. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are generally categorized as Level 2. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees and are generally categorized as Level 3. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.  In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. In accordance with the Fund’s valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or issuer’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded.  The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2012 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Bank Loans	$—	$299,927,573	$—	$299,927,573
Corporate Bonds	—	36,361,330	17	36,361,347
Asset Backed Securities	—	4,604,648	—	4,604,648
Common Stocks	202,290	21,007	—	223,297
Warrant	—	—	—	—
Short-Term Investments	4,707,849	45,056,000	—	49,763,849
Other Financial Instruments *
Forward Foreign Currency Contract	—	(119,574)	—	(119,574)
	$4,910,139	$385,850,984	$17	$390,761,140

* Other financial instruments include futures, forwards and swap contracts.

As of July 31, 2012, the amounts shown by the Fund as being Level 3 securities that were measured at fair value amounted to less than 0.01% of net assets.

The Fund adopted FASB amendments to authoritative guidance which require the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the quarter ended July 31, 2012, there were no transfers in and out of Level 1, Level 2 and Level 3.

Federal Income Tax Cost - At July 31, 2012, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $389,477,972, $5,251,304, $(3,848,562) and $1,402,742, respectively.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Liquid Alternative Fund

Schedule of Investments

July 31, 2012 (unaudited)

	Number of Shares	Value
LONG POSITIONS (49.3%)
EXCHANGE TRADED FUNDS (30.9%)
UNITED STATES (30.9%)

Diversified Financial Services (30.9%)
Consumer Discretionary Select Sector SPDR Fund§	80	$3,483
iShares iBoxx $ High Yield Corporate Bond Fund§	18,472	1,693,883
iShares Russell 2000 Index Fund§	72	5,641
Powershares QQQ Trust Series 1§	2,486	161,093
Vanguard MSCI Emerging Markets ETF	119	4,762
		1,868,862
TOTAL EXCHANGE TRADED FUNDS (Cost $1,838,695)		1,868,862

WHOLLY-OWNED SUBSIDIARY (18.4%)
Credit Suisse Cayman Liquid Alternative Fund, Ltd. (Cost $1,150,000) ^	116,462	1,108,442

TOTAL LONG POSITIONS (Cost $2,988,695)		2,977,304

Par (000)
SHORT-TERM INVESTMENTS (69.5%)
State Street Bank and Trust Co. Euro Time Deposit, 0.010%, 08/01/2012	$2,516	2,516,000

	Number of Shares
State Street Navigator Prime Portfolio, 0.28% §§	1,687,504	1,687,504
TOTAL SHORT-TERM INVESTMENTS (Cost $4,203,504)		4,203,504

TOTAL INVESTMENTS AT VALUE (118.8%) (Cost $7,192,199)		7,180,808

LIABILITIES IN EXCESS OF OTHER ASSETS (-18.8%)		(1,133,838)

NET ASSETS (100.0%)		$6,046,970

§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at July 31, 2012.
^	Affiliated issuer.

At July 31, 2012, Open Forward Foreign Currency Contracts were as follows:

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Counterparties	Value on Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)

AUD	408,071	USD	417,000	08/20/12	Barclays Bank PLC	$417,000	$428,722	$11,722
USD	106,000	GBP	68,084	08/20/12	Barclays Bank PLC	(106,000)	(106,674)	(674)
USD	203,000	CAD	206,516	08/17/12	Barclays Bank PLC	(203,000)	(205,975)	(2,975)
EUR	299,569	USD	366,000	08/20/12	Barclays Bank PLC	366,000	369,008	3,008
JPY	3,630,849	USD	46,000	08/20/12	Barclays Bank PLC	46,000	46,498	498
USD	72,000	NZD	90,931	08/20/12	Barclays Bank PLC	(72,000)	(73,735)	(1,735)
NOK	1,701,451	USD	278,000	08/20/12	Barclays Bank PLC	278,000	282,677	4,677
USD	3,000	SEK	21,050	08/20/12	Barclays Bank PLC	(3,000)	(3,098)	(98)
USD	511,000	CHF	502,201	08/20/12	Barclays Bank PLC	(511,000)	(515,040)	(4,040)
								$10,383

Currency Abbreviations:

AUD = Australian Dollar

CAD = Canadian Dollar

CHF = Swiss Franc

EUR = Euro

GBP = British Pound

JPY = Japanese Yen

NOK = Norwegian Krone

NZD = New Zealand Dollar

SEK = Sweden Krona

USD = United States Dollar

At July 31, 2012, Open Futures Contracts were as follows:

Contract Description	Notional Value	Unrealized Appreciation (Depreciation)

Contracts to Purchase
Interest Rate Contracts	$503,663	$6,685
Index Contracts	226,920	6,346
Foreign Exchange Contracts	264,768	3,485
		$16,516

Contracts To Sell
Index Contracts	(196,013)	$(1,500)
Foreign Exchange Contracts	(268,101)	(707)
		(2,207)
Net unrealized appreciation (depreciation)		$14,309

At July 31, 2012, Open Option Contracts were as follows:

Number of Contracts	Put Written Options	Expiration Date	Premiums Received	Current Value	Unrealized Appreciation (Depreciation)

2	S&P 500 Index, strike @ $1,360	August 2012	$4,756	$(2,540)	$2,216

SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Equity investments are generally categorized as Level 1. Investments in open-end investment companies are valued at their net asset value each business day and are generally categorized as Level 1. Futures contracts are valued at the settlement prices established each day on the exchange on which they are traded and are generally categorized as Level 1.   Option contracts are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation and are generally categorized as Level 1. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Debt securities are generally categorized as Level 2. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are generally categorized as Level 2. Swap contracts are generally valued at a price at which the counterparty to such contract would repurchase the instrument or terminate the contract and are generally categorized as Level 2. The Fund’s investment in the Credit Suisse Cayman Liquid Alternative Fund, Ltd., a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”), is valued at the Subsidiary’s net asset value each business day and is generally categorized as Level 2. Securities, options, swaps, futures contracts and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees and are generally categorized as Level 3. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. The Fund also may use fair value procedures if Credit Suisse determines that a significant event has occurred between the time at which a market price is determined and the time at which the Fund’s net asset value is calculated. In particular, the value of foreign securities may be materially affected by events occurring after the close of the market on which they are valued, but before the Fund prices its shares. The Fund may utilize a fair value model developed by an independent third party pricing service to price foreign equity securities on days when there is a certain percentage change in the value of a domestic equity security index, as such percentage may be determined by Credit Suisse from time to time. The Subsidiary is subject to the same valuation policies as the Fund. When fair value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.  In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. In accordance with the Fund’s valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or issuer’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded.  The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2012 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Exchange Traded Funds	$1,868,862	$—	$—	$1,868,862
Wholly-Owned Subsidiary	—	1,108,442	—	1,108,442
Short-Term Investments	1,687,504	2,516,000	—	4,203,504
Other Financial Instruments*
Futures Contracts	14,309	—	—	14,309
Forward Foreign Currency Contracts	—	10,383	—	10,383
Written Options	(2,540)	—	—	(2,540)
	$3,568,135	$3,634,825	$—	$7,202,960

*Other financial instruments include futures, forwards and written options.

The Fund adopted FASB amendments to authoritative guidance which require the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the quarter ended July 31, 2012, there were no transfers in and out of Level 1, Level 2 and Level 3.

Federal Income Tax Cost  -  At July 31, 2012, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $7,192,199, $30,187, $(41,578) and $(11,391), respectively.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                                                        Controls and Procedures

(a)                                 As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                        Exhibits

1.                                      The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE OPPORTUNITY FUNDS

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	September 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	September 27, 2012

/s/Thomas M. Sipp
Name:	Thomas M. Sipp
Title:	Chief Financial Officer
Date:	September 27, 2012